Cover	Jun. 29, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 29, 2023
Entity Registrant Name	FERGUSON PLC
Entity File Number	001-40066
Entity Tax Identification Number	98-1499339
Entity Address, Address Line One	1020 Eskdale Road
Entity Address, Address Line Two	Winnersh Triangle
Entity Address, City or Town	Wokingham
Entity Address, Country	GB
Entity Address, Postal Zip Code	RG41 5TS
City Area Code	118
Local Phone Number	927 3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares of 10 pence
Trading Symbol	FERG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001832433
Amendment Flag	false
Entity Incorporation, State or Country Code	Y9